Long Term Debt - Credit Facility (Details)	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2015 USD ($) period	Sep. 30, 2016 USD ($) factor period	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) factor	Dec. 31, 2014 USD ($)	Nov. 07, 2016 USD ($)	Oct. 03, 2016 USD ($)	Sep. 04, 2014 USD ($)
Long-Term Debt
Line of credit, amount outstanding	$ 225,000,000	$ 89,000,000		$ 225,000,000	$ 100,000,000
Repayments under credit facility		196,000,000
Borrowings under credit facility		60,000,000	$ 100,000,000	125,000,000	100,000,000
Credit Facility
Long-Term Debt
Maximum borrowing capacity								$ 500,000,000
Borrowing base	285,000,000	350,000,000		285,000,000
Line of credit, amount outstanding	225,000,000	89,000,000		225,000,000	$ 100,000,000	$ 0
Available credit under the facility	$ 59,300,000	$ 260,400,000		$ 59,300,000
Number of variable rates available | factor		2		2
Variable interest rate terms and debt covenant ratios
Number of quarters used for calculation of Net Debt to EBITDAX | period	3	4
Period used for calculation of Net debt to EBITDAX ratio		6 months
Credit Facility | Minimum
Variable interest rate terms and debt covenant ratios
Commitment fee, percent		0.375%		0.375%
Debt Covenant, Current ratio		1.0		1.0
Credit Facility | Maximum
Variable interest rate terms and debt covenant ratios
Commitment fee, percent		0.50%		0.50%
Hedging limit percentage		85.00%
Debt Covenant, Net Debt to EBITDAX ratio		4.0		4.0
Credit Facility | Borrowing Base, Utilization Level 1
Variable interest rate terms and debt covenant ratios
Commitment fee, percent		0.375%		0.375%
Borrowing base utilization percentage, maximum		25.00%		25.00%
Credit Facility | Borrowing Base, Utilization Level 2
Variable interest rate terms and debt covenant ratios
Commitment fee, percent		0.375%		0.375%
Borrowing base utilization percentage, minimum		25.00%		25.00%
Borrowing base utilization percentage, maximum		50.00%		50.00%
Credit Facility | Borrowing Base, Utilization Level 3
Variable interest rate terms and debt covenant ratios
Commitment fee, percent		0.50%		0.50%
Borrowing base utilization percentage, minimum		50.00%		50.00%
Borrowing base utilization percentage, maximum		75.00%		75.00%
Credit Facility | Borrowing Base, Utilization Level 4
Variable interest rate terms and debt covenant ratios
Commitment fee, percent		0.50%		0.50%
Borrowing base utilization percentage, minimum		75.00%		75.00%
Borrowing base utilization percentage, maximum		90.00%		90.00%
Credit Facility | Borrowing Base, Utilization Level 5
Variable interest rate terms and debt covenant ratios
Commitment fee, percent		0.50%		0.50%
Borrowing base utilization percentage, minimum		90.00%		90.00%
Credit Facility | LIBOR | Borrowing Base, Utilization Level 1
Variable interest rate terms and debt covenant ratios
Margin rate, percent		2.00%		1.75%
Credit Facility | LIBOR | Borrowing Base, Utilization Level 2
Variable interest rate terms and debt covenant ratios
Margin rate, percent		2.25%		2.00%
Credit Facility | LIBOR | Borrowing Base, Utilization Level 3
Variable interest rate terms and debt covenant ratios
Margin rate, percent		2.50%		2.25%
Credit Facility | LIBOR | Borrowing Base, Utilization Level 4
Variable interest rate terms and debt covenant ratios
Margin rate, percent		2.75%		2.50%
Credit Facility | LIBOR | Borrowing Base, Utilization Level 5
Variable interest rate terms and debt covenant ratios
Margin rate, percent		3.00%		2.75%
Credit Facility | Base Rate | Borrowing Base, Utilization Level 1
Variable interest rate terms and debt covenant ratios
Margin rate, percent		1.00%		0.75%
Credit Facility | Base Rate | Borrowing Base, Utilization Level 2
Variable interest rate terms and debt covenant ratios
Margin rate, percent		1.25%		1.00%
Credit Facility | Base Rate | Borrowing Base, Utilization Level 3
Variable interest rate terms and debt covenant ratios
Margin rate, percent		1.50%		1.25%
Credit Facility | Base Rate | Borrowing Base, Utilization Level 4
Variable interest rate terms and debt covenant ratios
Margin rate, percent		1.75%		1.50%
Credit Facility | Base Rate | Borrowing Base, Utilization Level 5
Variable interest rate terms and debt covenant ratios
Margin rate, percent		2.00%		1.75%
Credit Facility | Quarter ending March 31, 2018
Variable interest rate terms and debt covenant ratios
Period used for calculation of Net debt to EBITDAX ratio		9 months
Annualized EBITDAX multiplier | factor		1.333
Credit Facility | Quarters ending on or after June 30, 2018
Variable interest rate terms and debt covenant ratios
Period used for calculation of Net debt to EBITDAX ratio		12 months
Credit Facility | Standby Letters of Credit
Long-Term Debt
Letters of credit outstanding	$ 700,000	$ 600,000		$ 700,000
October 2016 Acquisition | Quarters ending December 31, 2016 through December 31, 2017
Variable interest rate terms and debt covenant ratios
Annualized EBITDAX multiplier | factor		2
October 2016 Acquisition | Credit Facility
Long-Term Debt
Borrowing base							$ 450,000,000
October 2016 Acquisition | Credit Facility | Forecast
Long-Term Debt
Borrowing base							$ 450,000,000